Document and Entity Information	0 Months Ended
Jul. 01, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jul. 01, 2012
Registrant Name	VAN ECK FUNDS
Central Index Key	0000768847
Amendment Flag	false
Document Creation Date	Jun. 27, 2012
Document Effective Date	Jun. 27, 2012
Prospectus Date	Jul. 01, 2012